Share-based compensation - Range of exercise prices in stock options (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years)	2 years 2 months 12 days
Number of stock options outstanding (in shares) | shares	145,621	173,251	200,631
Weighted average exercise price (in usd per share)	$ 45.25	$ 49.44	$ 49.07
Number of stock options exercisable (in shares) | shares	125,977
Weighted average exercise price, exercisable options (in usd per share)	$ 46.67
$29.27 to $35.51
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years)	2 years 3 months 7 days
Number of stock options outstanding (in shares) | shares	56,007
Weighted average exercise price (in usd per share)	$ 33.12
Number of stock options exercisable (in shares) | shares	45,713
Weighted average exercise price, exercisable options (in usd per share)	$ 33.99
$29.27 to $35.51 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in usd per share)	29.27
$29.27 to $35.51 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in usd per share)	$ 35.51
$38.24 to $50.17
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years)	3 years 21 days
Number of stock options outstanding (in shares) | shares	30,914
Weighted average exercise price (in usd per share)	$ 47.64
Number of stock options exercisable (in shares) | shares	24,034
Weighted average exercise price, exercisable options (in usd per share)	$ 50.17
$38.24 to $50.17 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in usd per share)	38.24
$38.24 to $50.17 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in usd per share)	$ 50.17
$54.65 to $78.59
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years)	1 year 8 months 4 days
Number of stock options outstanding (in shares) | shares	58,700
Weighted average exercise price (in usd per share)	$ 55.57
Number of stock options exercisable (in shares) | shares	56,230
Weighted average exercise price, exercisable options (in usd per share)	$ 55.48
$54.65 to $78.59 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in usd per share)	54.65
$54.65 to $78.59 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in usd per share)	$ 78.59